LOANS (Schedule of Impaired Loans) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013		Dec. 31, 2012
Real Estate - Construction [Member]
Recorded Investment
With allocation recorded:			$ 88
Unpaid Principal Balance
Specific Allowance			90
Real Estate - Mortgage [Member]
Recorded Investment
With allocation recorded:			2,600
Unpaid Principal Balance
Specific Allowance			312
Commercial, Financial and Agricultural [Member]
Recorded Investment
With no specific allocation recorded:		104			35
With allocation recorded:	500	1,082	500		985
Total:	500	1,186	500		1,020
Unpaid Principal Balance
With no specific allocation recorded:		104			35
With allocation recorded:	500	1,082	500		985
Total:	500	1,186	500		1,020
Specific Allowance	50	519	50		283
Average Recorded Investment
With no specific allocation recorded:	14	28	28		35
With allocation recorded:	660	776	757		571
Total:	675	803	785		606
Interest Income Recognized
With no specific allocation recorded:		2
With allocation recorded:		6			6
Total:		8			6
Real Estate - Construction [Member]
Recorded Investment
With no specific allocation recorded:	214	1,185	430		458
With allocation recorded:	81	111	88	[1]	368
Total:	295	1,296	518		826
Unpaid Principal Balance
With no specific allocation recorded:	214	1,185	430		458
With allocation recorded:	81	111	88	[1]	368
Total:	295	1,296	518		826
Specific Allowance	83	95	90	[1]	295
Average Recorded Investment
With no specific allocation recorded:	454	592	592		281
With allocation recorded:	278	155	222	[1]	865
Total:	731	747	814		1,146
Interest Income Recognized
With no specific allocation recorded:		10	12		14
With allocation recorded:				[1]
Total:		10	12		14
Real Estate - Mortgage [Member]
Recorded Investment
With no specific allocation recorded:	1,579	3,656	1,361		951
With allocation recorded:	4,514	5,908	5,105	[2]	5,905
Total:	6,093	9,564	6,466		6,856
Unpaid Principal Balance
With no specific allocation recorded:	1,664	3,656	1,361		951
With allocation recorded:	4,727	5,908	5,105	[2]	5,905
Total:	6,391	9,564	6,466		6,856
Specific Allowance	800	1,025	847	[2]	874
Average Recorded Investment
With no specific allocation recorded:	2,437	2,275	2,275		778
With allocation recorded:	5,283	5,423	5,548	[2]	6,038
Total:	7,720	7,699	7,823		6,816
Interest Income Recognized
With no specific allocation recorded:	8	44	8		24
With allocation recorded:	2	10		[2]	13
Total:	10	54	8		37
Installment Loans to Individuals [Member]
Recorded Investment
With no specific allocation recorded:	2	6	15		7
With allocation recorded:
Total:	2	6	15		7
Unpaid Principal Balance
With no specific allocation recorded:	5	6	15		7
With allocation recorded:
Total:	5	6	15		7
Specific Allowance
Average Recorded Investment
With no specific allocation recorded:	4	7	7		3
With allocation recorded:	34	6	30		159
Total:	38	14	37		162
Interest Income Recognized
With no specific allocation recorded:			1
With allocation recorded:
Total:			1
All Other Loans [Member]
Recorded Investment
With no specific allocation recorded:	8
With allocation recorded:
Total:	8
Unpaid Principal Balance
With no specific allocation recorded:	8
With allocation recorded:
Total:	8
Specific Allowance
Average Recorded Investment
With no specific allocation recorded:
With allocation recorded:
Total:
Interest Income Recognized
With no specific allocation recorded:
With allocation recorded:
Total:

[1]	Impaired total for this category includes troubled debt restructurings with recorded investment totaling approximately $88,000 and a specific allowance of approximately $90,000.
[2]	Impaired total for this category includes troubled debt restructurings with recorded investment totaling approximately $2.6 million and a specific allowance of approximately $312,000.